Business Combination - Additional Information (Detail) $ in Thousands		2 Months Ended	12 Months Ended
	Nov. 08, 2023 CAD ($) Rigs shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Net earnings			$ 111,330	$ 289,244
CWC Energy Services Corp. [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 89,000		$ 89,314
Issuance of Precision common shares | shares	947,807		947,807
Cash Payment	$ 14,000		$ 13,726
Number of marketable rigs | Rigs	62
Number of high-quality drilling rigs | Rigs	18
Acquisition-related costs			3,000
Gain on acquisition			$ 25,761
Business contributed revenue		$ 20,000		182,000
Net earnings		$ 3,000		$ 18,000
CWC Energy Services Corp. [Member] | Canada [Member]
Disclosure of detailed information about business combination [line items]
Number of high-quality drilling rigs | Rigs	7
CWC Energy Services Corp. [Member] | U.S [Member]
Disclosure of detailed information about business combination [line items]
Number of high-quality drilling rigs | Rigs	11